Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Assets on Depreciation Calculated

The estimated useful lives of assets are as follows:

•	Computers	3-6 years
•	Furniture and fixtures	5-6 years
•	Office equipment	1-7 years
•	Motor vehicles	3-7 years
•	Building	20 years

Leasehold improvements are depreciated over the lease term or useful lives of the leasehold improvements, whichever is shorter.

Summary of Estimated Useful Lives of Assets on Amortization of Assets Other than Goodwill Calculated

The estimated useful lives are as follows:

•	Technology related development costs	2 - 5 years
•	Software	3 - 5 years
•	Customer – related intangible assets (Customer Relationship)	7-10 years
•	Contract – related intangible assets (Non-Compete)	5-6 years
•	Marketing – related intangible assets (Brand / Trade Mark)	7-10 years
•	Others	5 years